Segment Reporting - Schedule of Intersegment Sales and Transfers (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Revenue		$ 11,151,000	$ 4,825,000
Segment gross profit		5,408,000	1,626,000
Total operating expenses		37,570,000	22,863,000
Profit / (loss) from intersegment sales		(27,694,000)	(20,028,000)
Other segment disclosures
Interest expense			10,691
Income tax recovery / (expense)		(302,000)	2,000
Segment assets		614,641,000	142,020,000	$ 504,179,000
Total [Member]
Segment Reporting [Line Items]
Revenue		11,151,000	4,825,000
Cost of revenue	[1]	5,731,000	3,199,000
Segment gross profit	[1]	5,376,000	1,626,000
Profit / (loss) from intersegment sales		(27,694,000)	(20,028,000)
Semiconductors []Member]
Segment Reporting [Line Items]
Cost of revenue	[1]	4,910,000	3,199,000
Segment gross profit	[1]	3,693,000	1,626,000
ASIC [Memner]
Segment Reporting [Line Items]
Cost of revenue	[1]	821,000
Segment gross profit	[1]	1,683,000
Reportable Segment, Aggregation before Other Operating Segment [Member] | Total [Member]
Segment Reporting [Line Items]
Revenue		12,409,000	4,825,000
Reportable Segment, Aggregation before Other Operating Segment [Member] | Semiconductors []Member]
Segment Reporting [Line Items]
Revenue		8,603,000	4,825,000
Reportable Segment, Aggregation before Other Operating Segment [Member] | ASIC [Memner]
Segment Reporting [Line Items]
Revenue		3,806,000
Reportable Segment, Aggregation before Other Operating Segment [Member] | Revenues from external customers [Member] | Total [Member]
Segment Reporting [Line Items]
Revenue		11,107,000	4,825,000
Reportable Segment, Aggregation before Other Operating Segment [Member] | Revenues from external customers [Member] | Semiconductors []Member]
Segment Reporting [Line Items]
Revenue		8,603,000	4,825,000
Reportable Segment, Aggregation before Other Operating Segment [Member] | Revenues from external customers [Member] | ASIC [Memner]
Segment Reporting [Line Items]
Revenue		2,504,000
Reportable Segment, Aggregation before Other Operating Segment [Member] | Intersegment revenues [Member] | Total [Member]
Segment Reporting [Line Items]
Revenue		1,302,000
Reportable Segment, Aggregation before Other Operating Segment [Member] | Intersegment revenues [Member] | Semiconductors []Member]
Segment Reporting [Line Items]
Revenue
Reportable Segment, Aggregation before Other Operating Segment [Member] | Intersegment revenues [Member] | ASIC [Memner]
Segment Reporting [Line Items]
Revenue		1,302,000
Intersegment Eliminations [Member] | Total [Member]
Segment Reporting [Line Items]
Revenue		(1,302,000)
Profit / (loss) from intersegment sales		(62,000)
Intersegment Eliminations [Member] | ASIC [Memner]
Segment Reporting [Line Items]
Revenue		(1,302,000)
Other revenue [Member] | Total [Member]
Segment Reporting [Line Items]
Revenue	[2]	44,000
Operating Segments [Member]
Other segment disclosures
Segment assets		50,817,000	13,233,000
Operating Segments [Member] | Total [Member]
Segment Reporting [Line Items]
Total operating expenses	[1]	17,725,000	7,328,000
Other segment items (gain) / loss	[1]	388,000	691,000
Profit / (loss) from intersegment sales	[1]	(12,737,000)	(6,393,000)
Operating Segments [Member] | Semiconductors []Member]
Segment Reporting [Line Items]
Total operating expenses	[1]	11,113,000	7,328,000
Other segment items (gain) / loss	[1]	(129,000)	691,000
Profit / (loss) from intersegment sales	[1]	(7,291,000)	(6,393,000)
Operating Segments [Member] | ASIC [Memner]
Segment Reporting [Line Items]
Total operating expenses	[1]	6,612,000
Other segment items (gain) / loss	[1]	517,000
Profit / (loss) from intersegment sales	[1]	(5,446,000)
Operating Segments Other Profit or Loss [Member] | Total [Member]
Segment Reporting [Line Items]
Profit / (loss) from intersegment sales	[2]	(14,895,000)	(13,635,000)
Other Operating Segment [Member] | Total [Member]
Segment Reporting [Line Items]
Profit / (loss) from intersegment sales		62,000
Other segment disclosures
Interest revenue			7,000
Interest expense		393,000	7,000
Depreciation and amortization		2,659,000	313,000
Income tax recovery / (expense)		295,000
Segment assets		50,817,000	13,233,000
Other Operating Segment [Member] | Semiconductors []Member]
Segment Reporting [Line Items]
Profit / (loss) from intersegment sales
Other segment disclosures
Interest revenue			7,000
Interest expense		358,000	7,000
Depreciation and amortization		421,000	313,000
Income tax recovery / (expense)
Segment assets		21,418,000	13,233,000
Other Operating Segment [Member] | ASIC [Memner]
Segment Reporting [Line Items]
Profit / (loss) from intersegment sales		62,000
Other segment disclosures
Interest revenue
Interest expense		35,000
Depreciation and amortization		2,238,000
Income tax recovery / (expense)		295,000
Segment assets		$ 29,399,000

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.
[2]	Profit or loss from segments below the quantitative thresholds are attributable to four operating segments that include the sales and distribution of semiconductors, and the newly acquired Wecan and Miraex. None of those segments has ever met any of the quantitative thresholds for determining reportable segments. It also includes the holding company SEALSQ Corp, that does not meet the definitions of a reportable segment.